Property and Equipment, Net	6 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of
	December 31,	June 30,
	2023	2024
	RMB	RMB	US$
Motor vehicles	1,485,841	1,485,842	208,486
Electronic equipment	2,033,203	2,162,123	303,379
Machinery	1,139,270	1,238,049	173,717
Other equipment	1,413,753	1,413,753	198,371
Construction in progress	655,987	810,782	113,765
Subtotal	6,728,054	7,110,549	997,718
Less: accumulated depreciation	(3,200,069)	(3,335,781)	(468,060)
	3,527,985	3,774,768	529,658
Less: impairment charges	(2,404,009)	(2,800,859)	(393,004)
Property and equipment, net	1,123,976	973,909	136,654

Depreciation expense was RMB 383,238 and RMB 135,711 (US$ 19,042) for the six months ended June 30, 2023 and 2024, respectively.

During the six months ended June 30, 2024, there was a triggering event of negative cash flow and operating losses at the freight forwarding and warehousing asset group level that indicated the carrying amounts of the Company’s long-lived assets may not be recoverable. In accordance with ASC 360, with regard to the long-lived assets, the Company performed an undiscounted cash flow analysis and concluded that the carrying value of the asset group was not recoverable. Accordingly, the Company then performed analysis to estimate the fair value of the other long -lived assets and recognized an impairment charge within operating expenses of RMB 396,850 (US$ 55,684) against the property and equipment by the amount by which the carrying value of the asset group’s long-lived assets exceeded their estimated fair value for the six months ended June 30, 2024. Key assumptions utilized in the determination of far value include expected future cash flows and working capital requirements. While the Company believe the expectations and assumptions about the future are reasonable, they are inherently uncertain. No impairment charges were recognized during the six months ended June 30, 2023.